TAXATION (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2008	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXATION
Income(loss) before income taxes		$ (671,074)	$ (780,600)	$ 1,239,491
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%
Income tax expense (benefit) computed at statutory EIT rate		$ (167,769)	$ (195,150)	$ 309,873
Reconciling items:
International tax rate differential		0	742	(16)
Non-deductible expenses		2,942	1,896	1,219
Valuation allowance change		164,827	192,512	(18,120)
Income tax expense		$ 0	$ 0	$ 292,956
Effective tax rate		0.00%	0.00%	24.00%